Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED APRIL 3, 2026
TO THE
SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED APRIL 28, 2025, AS SUPPLEMENTED
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO
Effective immediately, in the Summary Prospectus and the Portfolio Summary of the Prospectus, the eighth paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Schroders will, in normal market environments, seek to limit the annual total volatility (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) of the Portfolio to approximately 10% over the longer term, though the annual total volatility of the Portfolio may fall above or below that limit in the shorter term. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. To the extent that adequate volatility management cannot be obtained through asset allocation, Schroders will employ a systematic volatility control process which seeks to manage Portfolio volatility. In seeking to manage the Portfolio volatility, Schroders expects to use liquid equity and fixed income futures as the principal tools to reduce market exposure in the Portfolio. While Schroders attempts to manage the Portfolio’s volatility as described above, there can be no assurance that the Portfolio will achieve the targeted volatility.

Schroders Global Multi-Asset Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED APRIL 3, 2026
TO THE
SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED APRIL 28, 2025, AS SUPPLEMENTED
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO
Effective immediately, in the Summary Prospectus and the Portfolio Summary of the Prospectus, the eighth paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Schroders will, in normal market environments, seek to limit the annual total volatility (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) of the Portfolio to approximately 10% over the longer term, though the annual total volatility of the Portfolio may fall above or below that limit in the shorter term. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. To the extent that adequate volatility management cannot be obtained through asset allocation, Schroders will employ a systematic volatility control process which seeks to manage Portfolio volatility. In seeking to manage the Portfolio volatility, Schroders expects to use liquid equity and fixed income futures as the principal tools to reduce market exposure in the Portfolio. While Schroders attempts to manage the Portfolio’s volatility as described above, there can be no assurance that the Portfolio will achieve the targeted volatility.